Share-based compensation - Share-based compensation-Share options-2011 Share Incentive Scheme (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited ,Options			(840,180)
Forfeited ,weighted average exercise price			$ 3.535
Balance ,contractual life				1 year 9 months 18 days
2011 Incentive Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance ,options	8,074,500	8,574,220	9,414,400
Forfeited ,Options		(499,720)
Balance ,options	8,074,500	8,074,500	8,574,220	9,414,400
Expected to vest at December 31 ,options	8,074,500
Exercisable at December 31, options	8,074,500
Balance, weighted average exercise price	$ 3.8436	$ 3.8256	$ 3.7997
Forfeited ,weighted average exercise price		3.535
Balance, weighted average exercise price	3.8436	$ 3.8436	$ 3.8256	$ 3.7997
Expected to vest at December 31, weighted average exercise price	3.8436
Exercisable at December 31, weighted average exercise price	$ 3.8436
Balance ,contractual life	4 months 17 days	9 months 3 days	1 year 7 months 9 days
Expected to vest at December 31, contractual life	4 months 17 days
Exercisable at December 31, contractual life	4 months 17 days
Expected to vest at December 31, aggregate intrinsic value	$ 0
Total intrinsic value	$ 0	$ 0	$ 0